Shareholder Fees (Invesco Van Kampen V.I. Global Value Equity Fund, Series II shares, Invesco Van Kampen V.I. Global Value Equity Fund)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Global Value Equity Fund | Series II shares, Invesco Van Kampen V.I. Global Value Equity Fund
Shareholder Fees
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)